RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.8%
	BASIC MATERIALS — 2.1%
4,545	International Flavors & Fragrances, Inc.	$599,577
	COMMUNICATIONS — 16.5%
30,000	AT&T, Inc.	765,000
19,800	Cisco Systems, Inc.	1,102,266
10,700	Comcast Corp. - Class A	534,893
21,600	Corning, Inc.	908,064
12,700	Omnicom Group, Inc.	957,072
10,000	Verizon Communications, Inc.	532,300
		4,799,595
	CONSUMER, CYCLICAL — 3.7%
3,800	Genuine Parts Co.	506,274
1,550	Home Depot, Inc.	568,819
		1,075,093
	CONSUMER, NON-CYCLICAL — 25.9%
9,730	AbbVie, Inc.	1,331,939
17,985	Altria Group, Inc.	915,077
21,200	Bristol-Myers Squibb Co.	1,375,668
11,600	CVS Health Corp.	1,235,516
11,700	Gilead Sciences, Inc.	803,556
3,000	Johnson & Johnson	516,870
5,900	Philip Morris International, Inc.	606,815
7,965	Tyson Foods, Inc. - Class A	723,939
		7,509,380
	ENERGY — 10.7%
8,500	Chevron Corp.	1,116,305
16,000	Enbridge, Inc.[1]	676,320
15,400	Phillips 66	1,305,766
		3,098,391
	FINANCIAL — 22.3%
18,900	Bank of America Corp.	872,046
685	BlackRock, Inc.	563,714
7,600	JPMorgan Chase & Co.	1,129,360
16,000	Lincoln National Corp.	1,119,680
9,600	Morgan Stanley	984,384
6,000	Travelers Cos., Inc.	997,080
13,000	Truist Financial Corp.	816,660
		6,482,924
	INDUSTRIAL — 7.6%
3,600	3M Co.	597,672

RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
2,515	Lockheed Martin Corp.	$978,662
3,200	United Parcel Service, Inc. - Class B	647,072
		2,223,406
	TECHNOLOGY — 3.8%
1,900	Broadcom, Inc.	1,113,172
	UTILITIES — 4.2%
6,300	Evergy, Inc.	409,248
5,795	Sempra Energy	800,637
		1,209,885
	Total Common Stocks
	(Cost $19,017,238)	28,111,423
	SHORT-TERM INVESTMENTS — 3.1%
911,203	Fidelity Investments Money Market Treasury Portfolio - Institutional, 0.010%[2]	911,203
	Total Short-Term Investments
	(Cost $911,203)	911,203
	TOTAL INVESTMENTS — 99.9%
	(Cost $19,928,441)	29,022,626
	Other Assets in Excess of Liabilities — 0.1%	21,074
	TOTAL NET ASSETS — 100.0%	$29,043,700

[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.